497(d)
                                                                       333-01581

SUPPLEMENT DATED AUGUST 13, 2004         ISSUED BY MONY LIFE INSURANCE COMPANY
TO MONY EQUITY MASTER AND                MONY LIFE INSURANCE COMPANY OF AMERICA
MONY CUSTOM EQUITY MASTER PROSPECTUSES   1290 AVENUE OF THE AMERICAS
DATED MAY 14, 2004                       NEW YORK, NY 10104
FOR VARIABLE UNIVERSAL LIFE POLICIES     212-554-1234

--------------------------------------------------------------------------------

Effective after the closing of the acquisition of The MONY Group Inc., by AXA Financial, Inc., the list of officers in "More About the Company" under the "Management" section is deleted in its entirety and replaced by the following:

MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company ("MONY Life") or MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 1290 Avenue of the Americas, New York, NY 10104.

No officer or director listed below receives any compensation from Variable Account L. In addition, MONY Life, MONY America and their affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.

------------------------------------------------------------------------------------------------------------------------------------
Directors and Officers    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries         Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since September
AXA                       1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman (February 1996 to
25, Avenue Matignon       April 1998). Chairman of the Management Board (since May 2001) and Chief Executive Officer of AXA
75008 Paris, France       (January 2000 to May 2002); Vice Chairman of AXA's Management Board (January 2000 to May 2001).
                          Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance
                          Capital Management Corporation, the general partner of Alliance Holding and Alliance. A former
                          Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill        Director, MONY Life (since July 2004); Director of Equitable Life (since May 2000). Chairman of the
AXA Konzern AG            Management Board of AXA Konzern AG (since June 1999). Member of the AXA Group Management
Gereonsdriesch 9-11       Board (since April 1999). Prior thereto, member of the Holding Management Board of Gerling-Konzern
50670 Cologne, Germany    in Cologne (1995 to April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA
                          Lebensversicherung AG, AXA Lebensversicherungs AG, AXA Service AG (since June 1999) and AXA
                          Bank AG, Director of AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne          Director, MONY Life (since July 2004); Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies (since January 2000); prior thereto, Chairman (April 1988 to January
                          2000). Director of Ryder System, Inc. (since 1995). Director of AXA Financial (since May 1992).
                          Retired as a Director of McGraw-Hill Companies in April 2000. Director of Harris Corp. (since 1995).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne             Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since February
AXA                       1998). Member of the AXA Management Board (since February 2003) and Chief Financial Officer
25, Avenue Matignon       (since May 2003), prior thereto, Executive Vice President, Control and Strategy, AXA (January 2000 to
75008 Paris, France       May 2003); prior thereto Senior Executive Vice President, International (US-UK-Benelux) AXA
                          (January 1997 to January 2000); Member of the AXA Executive Committee (since January 2000);
                          Director, AXA Financial (since November 2003), Alliance Capital Management Corporation (since
                          February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to
                          November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou         Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since July 1992).
Vivendi Universal         Chairman and Chief Executive Officer (since July 2002); Vice Chairman of the Supervisory Board of
42, Avenue de Friedland   Aventis (since May 2002); prior thereto, Vice Chairman of the Management Board of Aventis
75008 Paris, France       (December 1999 to May 2002). Prior thereto, Chairman and Chief Executive Officer of Rhone-Poulenc,
                          S.A. (1986 to December 1999). Director and Vice Chairman of the Supervisory Board of AXA. Director
                          of European Aeronautic Defense and Space Company and Cap Gemini. Former Member of the
                          Consulting Council of Banque de France. Director, AXA Financial (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------

MONY Officers and Directors Supplement                                  x00822
181089

------------------------------------------------------------------------------------------------------------------------------------
Directors and Officers (continued)    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves                        Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Graves Ventures, LLC and              September 2002). President and Chief Operating Officer, Graves Ventures, LLC (since
Earl G. Graves, Ltd.                  January 2001); Chief of Staff, Earl G. Graves, Ltd. (since March 1993) and President of
130 Fifth Avenue                      Black Enterprise Unlimited (unknown to present); Director, AXA Financial (since September
New York, NY 10011                    2002); Trustee, Meharry Medical College (since September 2001); President, Catholic Big
                                      Brothers, Inc. (since June 1992).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                      Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
c/o LeBoeuf, Lamb, Greene & MacRae    July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae (1999 to 2003). Prior thereto,
125 West 55th Street                  Partner of the firm (1965 to 1999). Director of AXA Financial (since May 1992). Director
New York, NY 10019-4513               of Associated Electric and Gas Insurance Services, Inc. and AXIS Specialty Insurance
                                      Company (since 2001).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                 Director, MONY Life and MONY America (since July 2004); Retired Corporate Vice President,
                                      Core Business Development of Bestfoods (June 1999 to December 2000). Prior thereto,
                                      President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                      Bestfoods (1997 to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The
                                      "Shell" Transport and Trading Company, plc.; Former Director, Hunt Corporation (1992 to
                                      2002); Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                      Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Morgan Stanley                        December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center           Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor               and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                 1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                      Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive
                                      Committee, Georgetown University Board of Regents; Director, The American Ireland Fund;
                                      Member, The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                      Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Jarmain Group Inc.                    July 1992). President, Jarmain Group Inc. (since 1979); and officer of director of several
77 King Street West                   affiliated companies. Director, AXA Insurance (Canada), Anglo Canada General Insurance
Suite 4545                            Company, Alliance Capital Management Corporation, AXA Pacific Insurance Company and AXA
Toronto, Ontario M5K 1K2              Australia, a former Alternate Director, AXA Asia Pacific Holdings Limited (December 1999
Canada                                to September 2000) and a former Director of DLJ (October 1992 to November 2000). Director
                                      of AXA Financial (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson                  Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
                                      September 2002). Former President and Chief Executive Officer of Saks Fifth Avenue
                                      Enterprises (February 2001 to October 2003); President and Chief Executive Officer, Saks
                                      Fifth Avenue (February 2000 to February 2001); Director, AXA Financial (since September
                                      2002); Director, Women In Need, Inc.; Regional Vice President for the Greater New York
                                      Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                       Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Six Sigma Academy                     September 2002). President, Six Sigma Academy (since May 2004). Vice Chairman (since March
315 East Hopkins Street               2003); prior thereto, President, Hyatt Hotels Corporation (January 2000 to March 2003);
Aspen, CO 81611                       Director, AXA Financial.(since September 2002); Director, Schindler Holdings, Ltd. (since
                                      January 2002); Director, Interval International (January 1998 to June 2003); Executive
                                      Vice President, Hyatt Development Corporation (1997 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                      Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Ameritrade Holding Corporation        November 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March
4211 South 102nd Street               2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch
Omaha, NE 68127                       & Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                        Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
St. John's University                 March 1999); Special Assistant to the President, St. John's University (since September
101 Murray Street                     2003); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
New York, NY 10007                    (August 1998 to September 2003). Director, Alliance Capital Management Corporation (since
                                      May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson
                                      Company and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley
                                      Tool, LLC. Director of AXA Financial (since March 1999) and Director, P.A. Consulting
                                      (since 1999).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Directors and Officers (continued)        Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                          Director, MONY Life and MONY America (since July 2004); Director of Equitable Life (since
Alliance Capital Management Corporation   May 2001); Director (since October 1992), Chairman of the Board (since May 2001) and Chief
1345 Avenue of the Americas               Executive Officer (January 1999 to June 2003), Alliance Capital Management Corporation;
New York, NY 10105                        Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to January
                                          1999), Alliance Capital Management Corporation; Director, AXA Financial (since May 2001);
                                          Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk
                                          Heart Foundation; Member of the Investment Committee of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                    Director, Chairman of the Board, President and Chief Executive Officer, MONY Life and MONY
                                          America (since July 2004); Director, Chairman of the Board, President and Chief Executive
                                          Officer, MONY Holdings, LLC (since July 2004); Director, Chairman of the Board, President
                                          (since May 2002) and Chief Executive Officer, Equitable Life (since May 2001); Director,
                                          President and Chief Executive Officer, AXA Financial (since May 2001); Chairman of the
                                          Board and Chief Executive Officer, AXA Financial Services, LLC (since May 2001); Member of
                                          AXA's Management Board (since May 2001); Director, Alliance Capital Management Corporation
                                          (since May 2001); Director, Chairman of the Board, President and Chief Executive Officer,
                                          The Equitable of Colorado, Inc. (since June 2001); Director, The American Ireland Fund
                                          (since 1999); Board of Trustees of The University of Scranton (1995 to 2002); Member of
                                          the Investment Company Institute's Board of Governors (since October 2001; prior thereto,
                                          October 1997 to October 2000) and Executive Committee (1998 to 2000); Former Trustee of
                                          The University of Pittsburgh and St. Sebastian's Country Day School; Former Director of
                                          the Massachusetts Bankers Association; President and Chief Operating Officer, Mellon
                                          Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus
                                          Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                          Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and MONY
                                          America (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY
                                          Holdings, LLC (since July 2004); Director, Vice Chairman of the Board (since February
                                          1998) and Chief Financial Officer (since May 1996), Equitable Life. Director (since
                                          November 2003), Vice Chairman of the Board (since November 1999) and Chief Financial
                                          Officer (since May 1997) and prior thereto, Executive Vice President (May 1996 to November
                                          1999), Senior Executive Vice President (February 1998 to November 1999), AXA Financial,
                                          Executive Vice President, Member of the Executive Committee and Management Board of AXA.
                                          Director, Vice Chairman and Chief Financial Officer (since December 1999) The Equitable of
                                          Colorado, Inc.; AXA Financial Services, LLC and AXA Distribution Holding Corp. (since
                                          September 1999). Director, Alliance Capital Management Corporation (since July 1997).
                                          Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto, Co-Chairman,
                                          Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------
Other Officers                            Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                            Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                          President (since February 1998) and AXA Group Deputy Chief Information Officer (since
                                          February 2001); Director, President and Chief Executive Officer, AXA Technology Services
                                          (since 2002); prior thereto, Chief Information Officer (November 1994 to February 2001),
                                          Equitable Life and AXA Financial Services, LLC (since September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                          Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                          President (since January 2002), Equitable Life; Executive Vice President (since January
                                          2002), AXA Financial Services, LLC; prior thereto, Senior Vice President and Managing
                                          Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                          President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to
                                          1999).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers (continued)    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                Senior Vice President and Treasurer, MONY Life and MONY America (since July 2004);
                              Director and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice
                              President and Treasurer, Equitable Life and AXA Financial. Senior Vice President and
                              Treasurer, MONY Holdings, LLC (since July 2004); Senior Vice President and Treasurer, AXA
                              Financial Services, LLC (since September 1999); The Equitable of Colorado, Inc. (since
                              December 1999). Treasurer, Frontier (since 2000) and AXA Network, LLC (since 1999).
                              Director (since July 1998), Chairman (since August 2000) and Chief Executive Officer
                              (since September 1997), and prior thereto, President and Treasurer, Equitable Casualty
                              Insurance Company ("Casualty"). Senior Vice President and Treasurer, AXA Distribution
                              Holding Corporation (since November 1999) and AXA Advisors, LLC (since December 2001).
                              Director, Chairman, President and Chief Executive Officer, Equitable JV Holdings
                              Corporation (August 1997 to June 2002). Director (since July 1997), and Senior Vice
                              President and Chief Financial Officer (since April 1998), ACMC. Treasurer, Paramount
                              Planners, LLC (November 2000 to December 2003). Previously held other officerships with
                              Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell             Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President
                              (since December 2001), Equitable Life; prior thereto, Senior Vice President (December 1999 to
                              December 2001); Senior Vice President and Controller, GreenPoint Financial/GreenPoint Bank (May
                              1994 to November 1999); Executive Vice President (since December 2001), AXA Financial Services,
                              LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust               Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                              2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (since July
                              2004); Senior Vice President (since September 1997) and Deputy General Counsel (since
                              November 1999), Equitable Life; prior thereto, Senior Vice President and Associate General
                              Counsel (September 1997 to October 1999); Senior Vice President and Deputy General Counsel
                              (September 2001 to present), AXA Financial; Senior Vice President (since September 1999)
                              and Deputy General Counsel (since November 1999), AXA Financial Services, LLC. Senior Vice
                              President and Deputy General Counsel, The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel             Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior Vice
                              President and Controller, Equitable Life, AXA Financial, AXA Financial Services, LLC and MONY
                              Holdings, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since
                              December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton             Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President,
                              Equitable Life (since May 2002) Executive Vice President, AXA Financial Services, LLC (since May
                              2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA
                              Advisors, LLC; Director (since February 2002), Chairman and Chief Executive Officer (since May 2002),
                              AXA Network, LLC; Director and Chairman of the Board of AXA Distributors, LLC; AXA Distributors
                              Insurance Agency, LLC; AXA Distributors Insurance Agency of Alabama, LLC; AXA Distributors
                              Insurance Agency of Massachusetts, LLC (since September 2002); Executive Vice President and
                              Director of the Private Client Financial Services Division, Salomon Smith Barney (April 1992 to
                              May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron            Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                              Equitable Life (since September 2002), Senior Vice President, AXA Financial Services, LLC (since
                              September 2002); prior thereto, Managing Director, Management Compensation Group Northwest,
                              LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.          Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President,
                              Equitable Life (since February 2004); Executive Vice President, AXA Financial Services, LLC
                              (since February 2004); Director, Co-President and Co-Chief Executive Officer (since December 2003),
                              AXA Advisors, LLC; Director and President -- Retail Division (since December 2003), AXA Network, LLC.
                              Regional President of the New York Metro Region (March 2000 to January 2001), Co-General
                              Manager of the Jones/Sages Agency (January 1995 to March 2000).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers (continued)    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine             Executive Vice President and Chief Information Officer, MONY Life and MONY America (since July
                              2004); Executive Vice President and Chief Information Officer (since February 2001), Equitable
                              Life. Executive Vice President and Chief Information Officer, AXA Financial Services, LLC (since
                              February 2001). Member of the Advisory Board (since 2002), AXA Technology Services. Senior Vice
                              President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
S. Michael McLaughlin         Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President and Chief Actuary, Equitable Life (since May 2004); Executive Vice President and Chief Actuary,
                              AXA Financial Services, LLC (since May 2004), prior thereto, Partner, Life and Health Insurance and
                              Actuarial Services, Ernst & Young (1992 to May 2004).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Norris               Executive Vice President and Chief Investment Officer, MONY Life and MONY America (since July
                              2004); Executive Vice President and Chief Investment Officer, MONY Holdings, LLC (since July
                              2004); Executive Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                              Equitable Life. Executive Vice President (since May 1995) and Chief Investment Officer (since July
                              1995), AXA Financial, Executive Vice President and Chief Investment Officer, AXA Financial Services,
                              LLC (since September 1999). Chairman (since December 2002) and Trustee (since March 1997), EQ Advisors
                              Trust and Trustee of AXA Premier Funds (since November 2001). Executive Vice President and Chief
                              Investment Officer, The Equitable of Colorado, Inc. (since December 1999), Director (since July
                              1995), Alliance, and Equitable Real Estate (July 1995 to June 1997). Executive Vice President (since
                              August 1999), AXA Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman               Senior Vice President, Secretary and Associate General Counsel, MONY Life and MONY America (since
                              July 2004); Senior Vice President (since February 1999); Secretary (since September 1995) and
                              Associate General Counsel (since March 1993), Equitable Life and AXA Financial (since September
                              1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial Services,
                              LLC (since September 1999). Senior Vice President, and Associate General Counsel, MONY Holdings, LLC
                              (since July 2004). Senior Vice President, Secretary and Associate General Counsel, The Equitable
                              of Colorado, Inc. (since December 1999). Secretary, AXA Distribution Holding Corporation (since
                              September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver             Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                              Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004); Executive
                              Vice President (since September 2001) and General Counsel (since November 1999), Equitable Life. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy General Counsel (October
                              1996 to November 1999). Executive Vice President and General Counsel (since September 2001), AXA
                              Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to
                              September 2001). Executive Vice President (since September 2001) and General Counsel (since
                              November 1999), AXA Financial Services, LLC. Executive Vice President (since September 2001) and
                              General Counsel (since December 1999), The Equitable of Colorado, Inc. and AXA Advisors (since
                              July 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------